OTHER NON-OPERATING LOSSES, NET	12 Months Ended
Dec. 31, 2018
OTHER NON-OPERATING LOSSES, NET
OTHER NON-OPERATING LOSSES, NET
OTHER NON-OPERATING LOSSES, NET
Other non-operating (losses) / gains consisted of the following for the years ended December 31:

	2018	2017	2016

Loss from early debt redemption	(30)	(124)	—
Change of fair value of other derivatives	(58)	(13)	(120)
Impairment loss of other financial assets	(2)	(20)	—
Gains relating to past acquisitions and divestments	4	70	21
Other gains / (losses)	18	(10)	17
Other non-operating gain / (loss), net	(68)	(97)	(82)

Loss from early debt redemption in 2018 and 2017 relates to the settlement of the cash tender offer for certain outstanding debt securities, see Note 16 for further details.
Included in ‘Gains relating to past acquisitions and divestments’ in 2017 is a net gain of US$45 pertaining to indemnification from a past business acquisition, and a gain of US$25 as a result of an increase in cash consideration receivable pertaining to the disposal of Italy operations in 2016.